Equity Incentive Plans	12 Months Ended
Dec. 31, 2021
Equity Incentive Plans
Equity Incentive Plans

Note 11 — Equity Incentive Plans

2019 Equity Incentive Plan

In connection with the Company’s conversion from a partnership to a corporation on December 31, 2019, the Company adopted the 2019 Equity Incentive Plan (“2019 Plan”) and converted therein all participants from a previous Profit-Sharing Plan, under which the Company was authorized to issue profit units to officers, directors, employees, and consultants of the Company. All participants transferred with a strike price based on the fair value of the common stock on December 31, 2019.

Upon the Company’s conversion on December 31, 2019 from a partnership to a corporation, each profit unit outstanding just prior to the Company conversion was converted to a stock option on a one-to-one basis with an exercise price of $0.05, the fair value of a share of common stock, and a 10-year term, while maintaining the previous profit unit’s vesting period. Upon conversion to stock options, the Company revalued all outstanding profit units to determine if additional stock-based compensation expense should be recorded for this modification. The Company determined the difference between the fair value of profit units immediately before the conversion, and the fair value of the stock options was de minimis, therefore, the Company did not record any additional expense.

The 2019 Plan provides for the grant of incentive stock options, non-qualified stock options, and other awards. In May 2020, the Company increased the shares reserved under the 2019 Plan by 1,500,000 to a total of 6,500,000. As of December 31, 2020, there were 6,500,000 shares reserved, 6,275,456 granted, and 224,544 available for grant under the 2019 Plan. As a result of the Business Combination, the 2019 Plan was superseded by the 2021 Equity Incentive Plan (“2021 Plan”); therefore, no further awards are to be granted under the 2019 Plan. As of December 31, 2021, there were 2,760,684 stock options previously granted and unexercised under the 2019 Plan, which remain subject to the terms and conditions of the 2019 Plan.

2021 Equity Incentive Plan

In connection with the Business Combination, the stockholders approved the 2021 Plan. The 2021 Plan provides the Company the ability to grant incentive stock options, nonqualified stock options, restricted stock awards, stock appreciation rights, restricted stock units, performance units, performance shares, cash-based awards and other stock-based awards. The purpose of the 2021 Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons for performing services and by motivating such persons to contribute to the growth and profitability of the Company and its subsidiaries. As of December 31, 2021, there were 14,041,107 shares reserved and 12,553,112 shares available for grant under the 2021 Plan.

Compensation Expense

To date, the Company has issued stock option and restricted stock unit (“RSU”) awards. The Company recognizes stock-based compensation expense based on the fair value of the awards issued at the date of grant and amortized on a straight-line basis as the employee renders services over the requisite service period. Forfeitures are accounted for as they occur by reversing the expense previously recognized for awards that were forfeited during the period. The following table presents the stock-based compensation related to stock option and RSU awards for the periods presented (in thousands):

	Years ended December 31,
	2021	2020
Stock options expense
Cost of revenues	$27	$1
Selling, general and administrative	731	273
Research and development	42	1
Total stock options expense	$800	$275
Restricted stock units expense
Cost of revenues	$45	$—
Selling, general and administrative	1,680	—
Research and development	13	—
Total restricted stock units expense	$1,738	$—
Total stock-based compensation	$2,538	$275

The estimated unrecognized expense for stock options and RSUs not vested as of December 31, 2021, which will be recognized over the remaining vesting period, is as follows:

Stock options unrecognized expense (in thousands)	$2,088
Stock options weighted-average remaining vesting period (in years)	2.3
Restricted stock units unrecognized expense (in thousands)	$6,100
Restricted stock units weighted-average remaining vesting period (in years)	2.7

Stock Option Awards

Stock option awards are granted with an exercise price equal to the estimated fair market value per share at the date of grant and a term of 10 years. Stock option awards generally vest over 4 years. It is the Company’s policy to issue new shares upon option exercise. Changes in the Company’s stock options for the year ended December 31, 2021 are presented in the table below. The number of options and weighted average exercise price per share associated with activity prior to the Business Combination are presented on an as converted basis calculated using the Exchange Ratio contemplated in the Business Combination of approximately of 0.9406.

		Weighted	Aggregate	Weighted
		Average	Intrinsic	Average
	Number of	Exercise Price	Value	Remaining Life
	Options	per Share	(in thousands)	(in years)
Outstanding at January 1, 2021	3,892,838	$0.24
Granted	842,194	$6.79
Exercised	(1,282,820)	$0.45
Forfeited	(238,892)	$3.11
Expired	(3,803)	$0.58
Outstanding at December 31, 2021	3,209,517	$1.66	$14,525	8.5
Vested and exercisable at December 31, 2021	1,072,467	$0.24	$6,191	8.2

The weighted average grant date fair value of stock options granted during the years ended December 31, 2021 and 2020, after changes in connection with the Company’s conversion from a partnership to a corporation and the Business Combination, were $3.24 and $0.50, respectively, per share. The aggregate intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $9,008 and $978, respectively.

Changes in the status of the Company’s non-vested share awards for the year ended December 31, 2021 are presented in the table below. The non-vested shares under option and weighted average grant date fair value per share associated with activity prior to the Business Combination are presented on an as converted basis calculated using the Exchange Ratio contemplated in the Business Combination of approximately of 0.9406.

		Weighted
		Average
	Non-vested	Grant Date
	Shares Under	Fair Value per
	Option	Share
Non-vested at January 1, 2021	2,755,448	$0.27
Granted	842,194	$3.24
Vested	(1,221,700)	$0.43
Forfeited	(238,892)	$1.78
Non-vested at December 31, 2021	2,137,050	$1.21

During the years ended December 31, 2021 and 2020, stock options issued were valued using a Black-Scholes option pricing model using the following assumptions:

	Years ended December 31,
	2021			2020
Expected volatility	42.3%	to	68.0%	67.0%	to	94.1%
Dividend yield	0%			0%
Risk-free interest rate	0.20%	to	1.04%	0.16%	to	0.18%
Expected term (in years)	6			10

The expected volatility was derived from the volatility of historical stock prices of similar publicly traded companies. The dividend yield represents the Company’s anticipated cash dividend over the expected term of the stock options. The risk-free interest rate is based on the U.S. Treasury yield curve rates with maturities consistent with the expected term of the related stock options. The expected term represents the period of time that the Company anticipates the stock options to be outstanding based on historical experience and future expectations.

Restricted Stock Unit Awards

The Company started granting RSU awards in July 2021 that generally vest over 3 years. RSU awards are valued based on the closing market price of our common stock on the grant date.

		Weighted
		Average
		Grant Date
	Number of	Fair Value per
	RSUs	Share
Outstanding at January 1, 2021	—	$—
Granted	1,089,453	$7.52
Released	(105,780)	$7.01
Forfeited	(48,525)	$7.26
Outstanding at December 31, 2021	935,148	$7.59

Other Employee Benefits — 401(k) Savings Plan

The Company has an employee-directed 401(k) savings plan (the “401(k) Plan”) for all eligible employees over the age of 21. Under the 401(k) Plan, employees may make voluntary contributions based on a percentage of their pretax income, subject to statutory limitations. The Company matches 100% for the first 3% of each employee’s contribution and 50% for the next 2% of each employee’s contribution. The Company’s cash contributions are fully vested upon the date of match. The Company made matching cash contributions of $353 and $160 for the years ended December 31, 2021 and 2020, respectively.